FORM N-CSR

INVESTMENT COMPANY ACT FILE NUMBER(S):                 811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:      PRINCIPLED EQUITY
                                                       MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                20 WILLIAM STREET
                                                       WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                 CHRISTOPHER WILLIAMS
                                                       5072 ANNUNCIATION CIRCLE
                                                       AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:                         (239) 304-1679

DATE OF FISCAL YEAR END:                               DECEMBER 31, 2012
DATE OF REPORTING PERIOD:                              DECEMBER 31, 2012


ITEM 1. REPORT TO SHAREHOLDERS

A copy of the Registrant's Annual Report that was transmitted to shareholders can be found below.

      ===================================================================




                                   PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND



      ===================================================================



                               INVESTMENT ADVISER
                    F.L. Putnam InvestmentManagement Company
                               20 William Street
                         Wellesley, Massachusetts 02481



      ===================================================================


                                  ANNUAL REPORT
                                DECEMBER 31, 2012


      ===================================================================

                        PRINCIPLED EQUITY MARKET FUND

     The investment objective of the Fund is long-term capital appreciation. The Fund invests principally in equity securities that the Fund's management believes will contribute to the achievement of the Fund's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. For the information of investors, the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate as a benchmark for its returns.


  Comparison of the Change in Value of a $10,000 Investment in the Principled
             Equity Market Fund and the Standard & Poor's 500 Index


                              GRAPHIC PLOT POINTS

DATE                    TRUST VALUE      S&P500 VALUE
DECEMBER 31, 2002       $10,000.00       $10,000.00
DECEMBER 31, 2003       $12,649.24       $12,868.42
DECEMBER 31, 2004       $13,947.82       $14,268.78
DECEMBER 31, 2005       $14,480.96       $14,969.55
DECEMBER 31, 2006       $16,347.03       $17,334.00
DECEMBER 31, 2007       $16,698.24       $18,286.29
DECEMBER 31, 2008       $10,569.10       $11,520.80
DECEMBER 31, 2009       $13,411.81       $14,569.69
DECEMBER 31, 2010       $15,555.43       $16,764.37
DECEMBER 31, 2011       $15,596.79       $17,118.39
DECEMBER 31, 2012       $17,993.24       $19,857.94



Initial subscription for shares received on December 20, 1996

The results shown above should not be considered predictive of future returns.


         ------------------------------------------------------------------
                          Principled Equity Market Fund
                           Average Annual Total Return
         ------------------------------------------------------------------

           1 Year     3 Year     5 Year    10 Year    From Inception
         ------------------------------------------------------------------

          15.37%      10.29%     1.51%     6.05%      5.66%
         ------------------------------------------------------------------

         The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions. The results shown above should not be considered predictive of future returns.
         ------------------------------------------------------------------

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2012


Assets:
Investments in securities, at fair value (cost $20,467,466;
 see Schedule of Investments, Notes 1, 2, 3 & 7)...............    $31,696,396
Cash  .........................................................        113,508
Dividends and interest receivable..............................         23,276
                                                                   -------------
     Total assets..............................................     31,833,180
                                                                   -------------
Liabilities:
Accrued expenses and other liabilities (Notes 4 & 5)...........         72,202
                                                                   -------------
     Total liabilities.........................................         72,202
                                                                   -------------
Net assets.....................................................    $31,760,978
                                                                   =============

Analysis of Net Assets:
Capital stock (2,750,000 shares authorized at no par value,
 amount paid in on 1,841,209 shares outstanding) (Note 1)......     20,583,040
Accumulated undistributed net investment income (Note 1).......         19,702
Accumulated realized loss from security transactions (Note 1)..        (70,694)
Net unrealized appreciation in value of investments............     11,228,930
                                                                   -------------
     Net assets (equivalent to $17.25 per share, based on
      1,841,209 shares of capital stock outstanding)...........    $31,760,978
                                                                   =============


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2012



Investment Income:
 Dividends (net of foreign withholding taxes of $18)...........    $   719,539
 Other income..................................................          1,905
                                                                   -------------
     Total income..............................................        721,444
                                                                   -------------

Expenses:
 Management fees, net (Note 4).................................         78,290
 Legal fees....................................................         51,913
 Transfer fees (Note 5)........................................         31,256
 Administration fees (Note 5)..................................         29,750
 Insurance expenses............................................         26,091
 Audit and accounting fees (Note 5)............................         24,750
 Custodian fees................................................         24,178
 Trustees' fees and expenses...................................         17,623
 Compliance expenses...........................................         15,060
 Marketing expenses............................................         12,404
 Other expenses................................................         26,067
                                                                   -------------
     Total expenses............................................        337,382
                                                                   -------------

Net investment income..........................................        384,062
                                                                   -------------

Realized and unrealized gain from investments:
  Realized gain from investments, net..........................         657,423
  Increase in net unrealized appreciation on investments.......       3,364,048
                                                                   -------------
     Net realized and unrealized gain from investments.........       4,021,471
                                                                   -------------

Net increase in net assets resulting from operations...........    $  4,405,533
                                                                   =============






The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENTS OF CHANGES IN NET ASSETS


                                                      Year Ended     Year Ended
                                                     December 31,   December 31,
                                                         2012           2011
                                                   --------------- -------------
Increase (decrease) in net assets from operations:
 Net investment income...........................  $    384,062    $    221,713
 Realized gain from investments, net.............       657,423          68,212
 Net unrealized appreciation (depreciation) on
investments......................................     3,364,048        (209,373)
                                                   --------------  -------------
     Net increase in net assets resulting
      from operations............................     4,405,533          80,552
                                                   --------------  -------------
Distributions to shareholders:
 From net investment income
  ($0.21 and $0.12 per share in 2012 and 2011)...     (372,603)        (228,860)
 From net realized gain on investments
 ($0.28 and $0.00 per share in 2012 and 2011)....     (518,010)              --
                                                   --------------  -------------
     Total distributions to shareholders.........     (890,613)        (228,860)
                                                   --------------  -------------

Increase (decrease) in net assets from capital share transactions:
                              Number of Shares
                              2012        2011
                            ---------- -----------
 Proceeds from sale of
  shares..................        --          --             --              --
 Shares issued to share-
  holders in distributions
  reinvested..............    23,632       6,463       405,047           98,495
 Cost of shares redeemed..   (96,056)    (24,589)   (1,593,909)        (375,143)
                            ---------- ----------- --------------  -------------
 Decrease in net
  assets resulting from
  capital share
  transactions............  (72,424)     (18,126)   (1,188,862)        (276,648)
                            ---------- ----------- --------------  -------------

Net increase (decrease) in net assets............    2,326,058         (424,956)
Net assets:
  Beginning of period............................   29,434,920       29,859,876
                                                   --------------  -------------
  End of period (including undistributed net
   investment income of $19,702 and $8,243,
   respectively).................................  $31,760,978      $29,434,920
                                                   ==============  =============


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                              FINANCIAL HIGHLIGHTS
        (for a share of capital stock outstanding throughout each period)



                             Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                              December    December    December    December    December
                              31, 2012    31, 2011    31, 2010    31, 2009     31, 2008
                             ------------------------------------------------------------


Investment income............  $ 0.40      $ 0.30      $ 0.29      $ 0.26      $ 0.34
Expenses, net................    0.19        0.19        0.15        0.11        0.11
                             ------------------------------------------------------------
Net investment income .......    0.21        0.11        0.14        0.15        0.23
Net realized and unrealized
gain
  (loss) on investments......    2.15       (0.07)       2.01        2.73       (6.59)
                             ------------------------------------------------------------
Total from investment
operations...................    2.36        0.04        2.15        2.88       (6.36)
Distributions to
shareholders:
  From net investment income.    0.21        0.12        0.14        0.15         0.23
  From net realized gain
   on investments........        0.28          --          --          --           --
                             ------------------------------------------------ -----------
Net increase (decrease) in
net asset
 value.......................    1.87       (0.08)       2.01        2.73        (6.59)
Net asset value:

  Beginning of period........   15.38       15.46       13.45       10.72        17.31
                             ------------------------------------------------ -----------
  End of period..............  $17.25      $15.38      $15.46      $13.45       $10.72
                             ================================================ ===========


Total Return.................   15.37%       0.27%      15.98%      26.90%      (36.71)%
Net assets, end of period....$31,760,978 $29,434,920 $29,859,876 $28,363,385  $23,694,625
Ratio of expenses
   to average net assets.....    1.08%       1.20%       1.02%       0.91%        0.79%
Ratio of net investment
   income to average net
assets.......................    1.23%       0.74%       0.98%       1.31%        1.53%
Portfolio turnover rate......    0.03        0.08        0.02        0.16         0.06
Average commission rate paid.    0.0120      0.0090      0.0109      0.0143       0.0148
Number of shares outstanding
at end of period.............  1,841,209   1,913,633   1,931,759   2,109,434    2,211,192



The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                       (Showing Percentage of Net Assets)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
COMMON STOCK - 99.80%
          CONSUMER DISCRETIONARY  -- 12.06%
             Auto Components Industry -- 0.21%
    2,200    Johnson Controls Incorporated..................   $    67,474
                                                               ---------------


             Automobiles Industry -- 0.78%
   10,100    Ford Motor Company.............................       130,795
    2,400    Harley-Davidson Incorporated...................       117,192
                                                               ---------------
                                                                   247,987
                                                               ---------------

             Distributors Industry -- 0.68%
    3,423    Genuine Parts Company..........................       217,634
                                                               ---------------


             Household Durables Industry -- 0.57%
    1,200    D.R. Horton Incorporated.......................        23,736
    1,400    Leggett & Platt Incorporated...................        38,108
      982    Newell Rubbermaid Incorporated.................        21,869
    1,300    Stanley Black & Decker Incorporated ...........        96,161
                                                               ---------------
                                                                   179,874
                                                               ---------------

             Hotels Restaurants & Leisure Industry -- 1.74%
      700    Darden Restaurants Incorporated................        31,549
    4,200    McDonalds Corporation..........................       370,482
    2,800    Starbucks Corporation..........................       150,164
                                                               ---------------
                                                                   552,195
                                                               ---------------

* Non income producing security


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Internet & Catalog Retail Industry -- 0.79%
    1,000    Amazon Com Incorporated*.......................     250,870
                                                             ---------------


             Media Industry -- 2.93%
    9,050    Comcast Corporation Class A....................     338,108
    2,800    DirecTV Group Incorporated*....................     140,448
    1,500    Gannett Company Incorporated...................      27,015
    2,000    McGraw-Hill Companies Incorporated.............     109,340
    2,400    Omnicom Group..................................     119,904
    2,000    Time Warner Cable Class A......................     194,380
                                                             ---------------
                                                                 929,195
                                                             ---------------

             Multiline Retail Industry -- 0.54%
      800    Kohls Corporation..............................      34,384
    3,500    Macy's Incorporated ...........................     136,570
                                                             ---------------
                                                                 170,954
                                                             ---------------

             Specialty Retail Industry -- 3.43%
    2,100    American Eagle Outfitters Incorporated.........      43,071
    3,100    AutoNation Incorporated*.......................     123,070
      975    Best Buy Company Incorporated..................      11,554
      100    Foot Locker Incorporated.......................       3,212
    6,182    Home Depot Incorporated........................     382,357
    1,300    Limited Brands Incorporated....................      61,178
    7,002    Lowe's Companies Incorporated..................     248,711
    1,000    Office Depot Incorporated*.....................       3,280




* Non income producing security

The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Specialty Retail Industry (Continued)
    1,950    Staples Incorporated...........................      22,230
    3,000    TJX Companies Incorporated.....................     127,350
    1,100    Tiffany & Company..............................      63,074
                                                             ---------------
                                                                1,089,087
                                                             ---------------

             Textiles Apparel & Luxury Goods Industry --
             0.39%
    2,400    Nike Incorporated..............................     123,840
                                                             ---------------


             CONSUMER DISCRETIONARY TOTAL...................   3,829,110
                                                             ---------------


          CONSUMER STAPLES -- 10.83%
             Beverages Industry -- 2.87%
   14,000    Coca Cola Company..............................     507,500
    2,000    Coca Cola Enterprises..........................      63,460
    5,000    Pepsico Incorporated...........................     342,150
                                                             ---------------
                                                                 913,110
                                                             ---------------

             Food & Staples Retailing Industry -- 2.92%
    5,000    CVS Caremark Corporation.......................     241,750
    1,700    Costco Wholesale Corporation...................     167,841
    1,800    Safeway Incorporated...........................      32,562
      300    Supervalu Incorporated.........................         741
    6,800    Sysco Corporation..............................     215,288
    5,800    Walgreen Company...............................     214,658
      600    Whole Foods Market Incorporated................      54,696
                                                             ---------------
                                                                 927,536
                                                             ---------------

* Non income producing security


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Food Products Industry -- 3.07%
    1,100    Campbell Soup Company..........................      38,379
    7,400    General Mills Incorporated.....................     299,108
      400    Green Mountain Coffee Roaster*.................      16,536
    1,400    HJ Heinz Company...............................      80,752
    3,100    Kellogg Company................................     173,135
    5,100    The Hershey Company............................     368,322
                                                             ---------------
                                                                 976,232
                                                             ---------------

             Household Products Industry -- 1.82%
    8,500    Procter & Gamble Company.......................     577,065
                                                             ---------------


             Personal Products Industry -- 0.15%
    3,300    Avon Products Incorporated.....................      47,388
                                                             ---------------


             CONSUMER STAPLES TOTAL.........................   3,441,331
                                                             ---------------


          ENERGY -- 10.78%
             Energy Equipment & Services Industry --
             2.78%
    1,900    Cameron International Corporation*.............     107,274
    1,500    Ensco PLC Class A..............................      88,920
      700    FMC Technologies Incorporated*.................      29,981
    5,666    Halliburton Company............................     196,554
    2,800    Nabors Industries Limited*.....................      40,460
    2,390    National Oilwell Varco Incorporated............     163,356


* Non income producing security


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Energy Equipment & Services Industry (Continued)
      900    Noble Corporation..............................      31,338
    2,400    Rowan Companies PLC*...........................      75,048
    1,800    Seacor Holdings Incorporated...................     150,840
                                                             ---------------
                                                                 883,771
                                                             ---------------

             Oil Gas & Consumable Fuels Industry -- 8.00%
    3,100    Anadarko Petroleum Corporation.................     230,361
    2,144    Apache Corporation.............................     168,304
      400    Cabot Oil & Gas Corporation....................      19,896
    3,400    Chesapeake Energy Corporation..................      56,508
      612    Cimarex Energy Company.........................      35,331
    2,201    Devon Energy Corporation.......................     114,540
    1,696    EOG Resources Incorporated.....................     204,860
      600    EQT Corporation................................      35,388
    2,100    Hess Corporation...............................     111,216
      700    Hollyfrontier Corporation......................      32,585
    4,107    Kinder Morgan Incorporated.....................     145,100
    6,000    Marathon Oil Corporation.......................     183,960
    3,000    Marathon Petroleum Corporation.................     189,000
    2,400    Murphy Oil Corporation.........................     142,920
      900    Newfield Exploration Company*..................      24,102
    1,300    Noble Energy Incorporated......................     132,262
    2,000    Peabody Energy Corporation.....................      53,220
    1,100    Pioneer Natural Resources Company..............     117,249
      686    Plains Exploration & Production Company*.......      32,201



* Non income producing security


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Oil Gas & Consumable Fuels Industry
             (Continued)
    1,700    Range Resources Corporation....................     106,811
    3,100    Southwestern Energy Company*...................     103,571
    6,300    Spectra Energy Corporation.....................     172,494
    3,900    Williams Companies Incorporated................     127,686
                                                             ---------------
                                                               2,539,565
                                                             ---------------

             ENERGY TOTAL...................................   3,423,336
                                                             ---------------


          FINANCIALS -- 15.18%
             Capital Markets Industry -- 2.93%
    1,560    Ameriprise Financial Incorporated..............      97,703
    6,430    Bank of New York Mellon Corporation............     165,251
    5,650    Charles Schwab Corporation.....................      81,134
      600    Franklin Resources Incorporated................      75,420
    1,700    Goldman Sachs Group Incorporated...............     216,852
      900    Janus Capital Group Incorporated...............       7,668
    5,540    Morgan Stanley.................................     105,925
    1,100    Northern Trust Corporation.....................      55,176
       87    Piper Jaffray Companies*.......................       2,795
    1,500    State Street Corporation.......................      70,515
      800    T Rowe Price Group Incorporated................      52,096
                                                             ---------------
                                                                 930,535
                                                             ---------------


* Non income producing security


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Commercial Banks Industry -- 3.50%
    3,900    BB&T Corporation...............................     113,529
    1,100    Comerica Incorporated..........................      33,374
    6,100    Fifth Third Bancorp............................      92,720
      600    Keycorp........................................       5,052
    1,100    M & T Bank Corporation.........................     108,317
    4,742    PNC Financial Services Group...................     276,506
    2,200    Suntrust Banks Incorporated....................      62,370
    1,300    Synovus Financial Corporation..................       3,185
   13,051    US Bancorp.....................................     416,849
                                                             ---------------
                                                               1,111,902
                                                             ---------------

             Consumer Finance Industry -- 2.34%
    7,600    American Express Company.......................     436,848
    2,400    Capital One Financial Corporation..............     139,032
    4,320    Discover Financial Services....................     166,536
                                                             ---------------
                                                                 742,416
                                                             ---------------

             Diversified Financial Services Industry --
             1.29%
    1,000    CME Group Incorporated.........................      50,670
    9,000    Citigroup Incorporated.........................     356,040
    2,900    Federal Home Loan Mortgage Association*........         763
    5,500    Federal National Mortgage Association*.........       1,402
                                                             ---------------
                                                                 408,875
                                                             ---------------

* Non income producing security


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Insurance Industry -- 3.93%
    2,000    AFLAC Incorporated.............................     106,240
    2,900    Allstate Corporation...........................     116,493
    1,800    Chubb Corporation..............................     135,576
      661    Cincinnati Financial Corporation...............      25,885
    1,000    Erie Indemnity Company Class A.................      69,220
    1,400    Hartford Financial Services Group..............      31,416
    2,008    Lincoln National Corporation...................      52,007
      600    MBIA Incorporated*.............................       4,710
    1,500    MGIC Investment Corporation*...................       3,990
    2,400    Marsh & McLennan Companies Incorporated........      82,728
    2,500    MetLife Incorporated...........................      82,350
    5,400    Progressive Corporation........................     113,940
    1,900    Prudential Financial Incorporated..............     101,327
      800    Renaissancere Holdings Limited.................      65,008
    3,213    The Travelers Companies Incorporated...........     230,758
    1,300    Unum Group.....................................      27,066
                                                             ---------------
                                                               1,248,714
                                                             ---------------

             Real Estate Investment Trusts Industry --
             1.19%
    1,700    Plum Creek Timber Company......................      75,429
    2,100    ProLogis Incorporated..........................      76,629
    1,435    Simon Property Group Incorporated..............     226,859
                                                             ---------------
                                                                 378,917
                                                             ---------------

             FINANCIALS TOTAL...............................   4,821,359
                                                             ---------------


* Non income producing security


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
          HEALTH CARE -- 11.75%
             Biotechnology Industry -- 3.71%
    5,872    Amgen Incorporated.............................     506,166
    1,474    Biogen Idec Incorporated*......................     215,749
    5,551    Gilead Sciences Incorporated*..................     407,721
      277    Regeneron Pharmaceuticals*.....................      47,387
                                                             ---------------
                                                               1,177,023
                                                             ---------------

             Health Care Equipment & Supplies Industry
             -- 1.34%
    1,400    Carefusion Corporation*........................      40,012
    2,100    Hill Rom Holdings Incorporated.................      59,850
    7,905    Medtronic Incorporated.........................     324,263
                                                             ---------------
                                                                 424,125
                                                             ---------------

             Health Care Providers & Services Industry
             -- 3.52%
    4,200    Amerisourcebergen Corporation..................     181,356
    2,800    Cardinal Health Incorporated...................     115,304
    5,945    Express Scripts Holdings Company*..............     321,030
    2,500    McKesson Corporation...........................     242,400
    4,400    Quest Diagnostics Incorporated.................     256,388
                                                             ---------------
                                                               1,116,478
                                                             ---------------

             Pharmaceuticals Industry -- 3.18%
   12,200    Abbott Laboratories............................     799,100
    2,300    Allergan Incorporated..........................     210,979
                                                             ---------------
                                                               1,010,079
                                                             ---------------

             HEALTH CARE TOTAL..............................   3,727,705
                                                             ---------------

* Non income producing security


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
          INDUSTRIAL  -- 9.61%
             Air Freight & Logistics Industry -- 1.88%
    1,600    Fedex Corporation..............................     146,752
    6,100    United Parcel Service..........................     449,753
                                                             ---------------
                                                                 596,505
                                                             ---------------

             Airlines Industry -- 0.13%
    4,050    Southwest Airlines Company.....................      41,472
                                                             ---------------


             Commercial Services & Supplies Industry --
             0.65%
    1,700    Deluxe Corporation.............................      54,808
    5,000    Pitney Bowes Incorporated......................      53,200
    3,300    Republic Services Incorporated.................      96,789
                                                             ---------------
                                                                 204,797
                                                             ---------------

             Electrical Equipment Industry -- 0.99%
    4,200    Emerson Electric Company.......................     222,432
    1,100    Rockwell Automation Incorporated...............      92,389
                                                             ---------------
                                                                 314,821
                                                             ---------------

             Industrial Conglomerates Industry -- 1.08%
    3,700    3M Company.....................................     343,545
                                                             ---------------


             Machinery Industry -- 2.30%
    1,100    Cummins Incorporated...........................     119,185
    2,500    Deere & Company................................     216,050
      529    Flowserve Corporation..........................      77,657


* Non income producing security


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Machinery Industry (Continued)
    3,600    Illinois Tool Works Incorporated...............     218,916
       48    Kadant Incorporated*...........................       1,273
    1,800    Paccar Incorporated............................      81,378
      200    Snap On Incorporated...........................      15,798
                                                             ---------------
                                                                 730,257
                                                             ---------------

             Road & Rail Industry -- 2.12%
    7,200    CSX Corporation................................     142,056
    2,900    Norfolk Southern Corporation...................     179,336
    2,800    Union Pacific Corporation......................     352,016
                                                             ---------------
                                                                 673,408
                                                             ---------------

             Trading Companies & Distributors Industry
             -- 0.46%
      472    United Rentals Incorporated*...................      21,485
      617    WW Grainger Incorporated.......................     124,862
                                                             ---------------
                                                                 146,347
                                                             ---------------

             INDUSTRIAL TOTAL...............................   3,051,152
                                                             ---------------


          INFORMATION TECHNOLOGY  -- 18.88%
             Communications Equipment Industry -- 2.76%
   18,300    Cisco Systems Incorporated.....................     359,595
      587    JDS Uniphase Corporation*......................       7,925
    2,200    Juniper Networks Incorporated*.................      43,274
    1,185    Motorola Solutions Incorporated................      65,981
    6,400    Qualcomm Incorporated..........................     395,904


* Non income producing security


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Communications Equipment Industry
             (Continued)
    1,400    Tellabs Incorporated...........................       3,192
                                                             ---------------
                                                                 875,871
                                                             ---------------

             Computers & Peripherals Industry -- 5.59%
    2,512    Apple Incorporated.............................   1,336,811
    6,900    Dell Incorporated .............................      69,966
    7,400    EMC Corporation*...............................     187,220
    4,300    Hewlett Packard Company........................      61,275
      900    Lexmark International..........................      20,871
    1,500    Netapp Incorporated*...........................      50,325
      600    Qlogic Corporation*............................       5,838
    1,000    Western Digital Corporation....................      42,490
                                                             ---------------
                                                               1,774,796
                                                             ---------------

             Electronic Equipment Instruments &
             Components Industry -- 0.23%
    1,800    Ingram Micro Incorporated*.....................      30,456
    1,625    Molex Incorporated.............................      44,411
                                                             ---------------
                                                                  74,867
                                                             ---------------

             Internet Software & Services Industry --
             2.33%
    3,400    EBay Incorporated*.............................     173,400
      800    Google Incorporated Class A*...................     565,904
                                                             ---------------
                                                                 739,304
                                                             ---------------

             IT Services Industry -- 2.84%
    3,600    Automatic Data Processing Incorporated.........     204,948
    1,200    Cognizant Tech Solutions Class A*..............      88,656
    2,600    Fidelity National Information Services.........      90,506


* Non income producing security


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             IT Services Industry (Continued)
      600    Fiserv Incorporated*...........................      47,418
      300    MasterCard Incorporated........................     147,384
    1,500    Paychex Incorporated...........................      46,650
      629    Total System Services Incorporated.............      13,473
    1,400    Visa Incorporated Class A......................     212,212
    3,685    Western Union Company..........................      50,153
                                                             ---------------
                                                                 901,400
                                                             ---------------

             Semiconductors & Semiconductor Equipment
             Industry -- 3.04%
    1,800    Altera Corporation.............................      61,902
    2,200    Analog Devices Incorporated....................      92,532
    5,900    Applied Materials Incorporated.................      67,496
    1,800    Broadcom Corporation Class A...................      59,778
   17,400    Intel Corporation..............................     358,788
    1,000    KLA Tencor Corporation.........................      47,760
    1,800    LSI Corporation*...............................      12,726
      450    Lam Research Corporation*......................      16,259
    2,200    Micron Technology Incorporated*................      13,948
    2,700    Nvidia Corporation.............................      33,102
    4,800    Texas Instruments Incorporated.................     148,272
    1,500    Xilinx Incorporated............................      53,790
                                                             ---------------
                                                                 966,353
                                                             ---------------

             Software Industry -- 2.09%
    1,600    Adobe Systems Incorporated*....................      60,288
    2,550    CA Incorporated................................      56,049
      400    Citrix Systems Incorporated*...................      26,248
    3,000    Compuware Corporation*.........................      32,610


* Non income producing security


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Software Industry (Continued)
   12,329    Oracle Corporation.............................     410,802
    4,149    Symantec Corporation*..........................      78,084
                                                             ---------------
                                                                 664,081
                                                             ---------------

             INFORMATION TECHNOLOGY TOTAL...................   5,996,672
                                                             ---------------


          MATERIALS  -- 2.99%
             Chemicals Industry -- 1.42%
      600    Airgas Incorporated............................      54,774
    2,600    Praxair Incorporated...........................     284,570
    2,000    The Mosaic Company.............................     113,260
                                                             ---------------
                                                                 452,604
                                                             ---------------

             Construction Materials Industry -- 0.18%
    1,100    Vulcan Materials Company.......................      57,255
                                                             ---------------


             Containers & Packaging Industry -- 1.27%
    5,300    Aptargroup Incorporated........................     252,916
    1,800    Bemis Company Incorporated.....................      60,228
      800    Owens Illinois Incorporated*...................      17,016
    4,200    Sealed Air Corporation.........................      73,542
                                                             ---------------
                                                                 403,702
                                                             ---------------


* Non income producing security


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Metals & Mining Industry -- 0.12%
      959    Cliffs Natural Resources Incorporated..........      36,989
                                                             ---------------


             MATERIALS TOTAL................................     950,550
                                                             ---------------


          TELECOMMUNICATION SERVICES  -- 4.33%
             Diversified Telecommunication Services
             Industry -- 3.94%
   19,790    A T & T Corporation............................     667,121
      874    Centurylink Incorporated.......................      34,191
    2,256    Frontier Communications Corporation............       9,655
   12,500    Verizon Communications Incorporated............     540,875
                                                             ---------------
                                                               1,251,842
                                                             ---------------

             Wireless Telecommunication Services
             Industry -- 0.39%
    1,600    American Tower Corporation.....................     123,632
                                                             ---------------


             TELECOMMUNICATION SERVICES TOTAL...............   1,375,474
                                                             ---------------


          UTILITIES  -- 3.39%
             Gas Utilities Industry -- 1.66%
    5,900    Atmos Energy Corporation.......................     207,208
    4,300    UGI Corporation................................     140,653
    4,600    WGL Holdings Incorporated......................     180,274
                                                             ---------------
                                                                 528,135
                                                             ---------------


* Non income producing security


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2012

                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Electric Utilites Industry -- 0.82%
    6,691    Northeast Utilities............................     261,492
                                                             ---------------


             Multi-Utilities Industry -- 0.29%
    4,800    CenterPoint Energy Incorporated................      92,400
                                                             ---------------


             Water Utilities Industry -- 0.62%
    5,324    American Water Works Company Incorporated......     197,680
                                                             ---------------


             UTILITIES TOTAL................................   1,079,707
                                                             ---------------



             Total common stocks (cost $20,467,466) ........  31,696,396
                                                             ---------------


             CASH & OTHER ASSETS, LESS LIABILITIES - 0.20%..      64,582
                                                             ---------------


Total Net Assets..........................................  $ 31,760,978
                                                            ================



* Non income producing security


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2012


1. Significant Accounting Policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America's investment company industry.
   A. Use of Estimates-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
   B. Investment Securities-- For financial reporting purposes, the Trust's investment holdings and Net Asset Value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern, and includes trades executed through the end of the prior business day. All investments in securities are recorded at their estimated fair value, as described in Note 2. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates. The foreign dividend income is presented on the Statement of Operations net of any foreign tax withholdings.
   C. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. The Trust also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

     Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

     The Trust recognizes the tax benefit from any uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the tax position. Any tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. Management has analyzed the Trust's tax positions, and has

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2012

                                   (Continued)

     concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011) or expected to be taken in the Trust's 2012 tax returns.
     The Trust identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Trust also follows the policy to recognize interest and penalties related to unrecognized tax benefits (if any) in income tax expense. No such interest and penalties have been accrued as of December 31, 2012.
   D. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   E. Distributions to Shareholders-- Dividends to shareholders from net investment income, if any, and net capital gains, if any, are paid at least annually and as required to comply with Federal excise tax requirements. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.
2. Securities Valuations:
   As described in Note 1, the Trust utilizes various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
        Level 1--Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
        Level 2--Other significant observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
        Level 3--Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Trust's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and would be based on the best information available.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2012

                                   (Continued)


   The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

   Fair Value Measurements
   A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows. Equity securities (common stock). Each day securities traded on national security exchanges (or reported on the NASDAQ national market) are stated at the last reported sales price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price or, if unavailable, the known current bid price which most nearly represents current market value. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
   The following table summarizes the inputs used to value the Trust's investments measured at fair value as of December 31, 2012:

                                Level 1        Leval 2    Level 3     Total
   Common Stocks
       Consumer
         Discretionary        $3,829,110       $--         $--       $3,829,110

       Consumer Staples        3,441,331        --          --        3,441,331

       Energy                  3,423,336        --          --        3,423,336

       Financials              4,821,359        --          --        4,821,359

       Health Care             3,727,705        --          --        3,727,705

       Industrial              3,051,152        --          --        3,051,152

       Information
         Technology            5,996,672        --          --        5,996,672

       Materials                 950,550        --          --          950,550

       Telecommunication
         Services              1,375,474        --          --        1,375,474

       Utilities               1,079,707        --          --        1,079,707
                         ----------------- ---------- ---------- ---------------
   Total Common Stocks       $31,696,396       $--         $--      $31,696,396
                         ================= ========== ========== ===============

3. Tax Basis of Investments:
   At December 31, 2012 the total cost of investments for federal income tax purposes was different than the total cost on a financial reporting basis due to the tax deferral of losses on wash sales that occurred during 2010 and 2012. The federal income tax basis of the Trust's investments at December 31, 2012 was $20,470,277. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $13,059,658. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $1,833,539.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2012

                                   (Continued)


   Net unrealized appreciation in investments for tax purposes at December 31, 2012 was $11,226,119. The Trust had post-October capital losses of $99,197 for the year ended December 31, 2012. The Trust also has $504 and $2,307 in disallowed losses due to wash sales during 2010 and 2012, respectively. These disallowed losses were added to the tax cost basis of the securities that were repurchased. These losses will be used to offset future gains on these securities.
4. Investment Advisory and Sub-Advisory Agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor").
   The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio.

   The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). For the year ended December 31, 2012, the Trust incurred investment advisory fees of $31,316 from F.L. Putnam, and $46,974 from PanAgora.
   F.L. Putnam, whose parent provided the necessary capital to establish the Trust, waived its total management fees from the inception of the Trust on December 20, 1996 through March 15, 2002 in order to assist the Trust in commencing operations. On dateMonth3Day15Year2002March 15, 2002, the Board of Trustees authorized F.L. Putnam to begin receiving compensation for its services, and F.L. Putnam has received such compensation from that time.
   At December 31, 2012, investment advisory fees of $18,932 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. Of this amount $7,573 was due to F.L. Putnam and $11,359 was due to PanAgora.
5. Independent Registered Public Accountant, Administration and Transfer Agent
   Services:
   Livingston & Haynes, P.C. serves as independent registered public accountant to the Trust. For the year ended December 31, 2012, the Trust incurred fees of $24,750 for audit and tax preparation. At December 31, 2012, audit and accounting fees of $26,630 were included in "Accrued expenses and other

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2012

                                   (Continued)


   liabilities" in the accompanying Statement of Assets and Liabilities.
   The Trust has entered into an agreement with Cardinal Investment Services, Incorporated for administrative and fund accounting services. Fees for these services were $29,750. At December 31, 2012, administrative and fund accounting fees of $3,006 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
   The Trust has entered into an agreement with DST Systems, Incorporated for transfer agent and dividend disbursing agent services. Annual fees for these services are $25,000 with additional amounts for out-of-pocket expenses. At December 31, 2012, transfer fees of $4,898 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
6. Related Parties:
   David W.C. Putnam, the President, Secretary and a Trustee of the Trust, is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser. No amounts were paid by the Trust for his services as President, Secretary and Trustee for the year ended December 31, 2012. Christopher Y. Williams, the Assistant Secretary and the Assistant Treasurer of the Trust, is also the President of Cardinal Investment Services, Incorporated, the Trust's administrator. No amounts were paid by the Trust for his services as Assistant Secretary and Assistant Treasurer for the year ended December 31, 2012.
7. Purchases and Sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the year ended December 31, 2012 were:

     Cost of securities acquired:
       U.S. Government and investments backed by such
     securities.........................................    $         --
       Other investments................................         815,685
                                                            ---------------
                                                            $    815,685
                                                            ===============

     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
     securities.........................................    $         --
       Other investments................................       2,515,548
                                                            ---------------
                                                            $  2,515,548
                                                            ===============
8. Certain Transactions:
   It is the Trust's intention, as authorized by its Board of Trustees, to repurchase on the Chicago Stock Exchange shares of common stock of the Trust from time to time in such amounts as determined by the Trustees to be in the best interests of the Trust and its shareholders at a price no higher than the current net asset value of such shares. During 2012, the Trust's weighted average discount per share between the cost of repurchase of the shares and the NAV applicable to such shares as of the date of the repurchase was 1.59%.
9. Resolution of Delisting Action:
   In June 2010, the Trust received a Notice of Delisting Action from the Chicago Stock Exchange (the "Exchange" or "CHX") informing the Trust of its preliminary determination to delist the Trust as a Tier II security of the CHX unless the Trust submitted a plan to satisfy the enhanced listing maintenance requirements. In July 2010, the Trust formulated a plan and it was accepted by the Exchange with the condition that the Trust would need to increase its trading volume within an eighteen month period. The Trust provided quarterly reports to the Exchange of its progress on increasing its trading volume. On June 21, 2012, the Trust received a letter from the Exchange stating that the Exchange had determined that the Trust was eligible to continue its Tier II listing status and could maintain its listed company status on the Exchange.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2012

                                   (Continued)


10. Distribution to Shareholders:
   On December 3, 2012, a distribution of $0.49 per share was declared. The distribution was paid on December 27, 2012 to shareholders of record on December 24, 2012. On December 4, 2011, a distribution of $0.12 per share was declared. The distribution was paid on December 28, 2011 to shareholders of record on December 23, 2011.

      The tax character of distributions paid during 2012 and 2011 was as follows:

                                                      2012             2011
                                                      ----             ----
  Distributions paid from:
     Ordinary income                              $ 372,603        $  228,860
     Long-term capital gain                         518,010                --
                                                  -----------      ------------
                                                  $ 890,613        $  228,860
                                                  ===========      ============
11. Investment Restrictions:
   The Trust seeks to provide long-term capital appreciation by investing in equity securities that the Trust's management believes will contribute to the achievement of the Trust's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. In seeking to achieve its investment objective, the Trust purchases "acceptable" securities, identified as such by the Manager, that will, in the Sub-Adviser's opinion, contribute to this goal.
12. Subsequent Events:
   The Trust has evaluated the impact of all subsequent events on the Trust through February 22, 2013, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                               OFFICERS & TRUSTEES


Name                        Positions(s)     Term of         Principal          Number of        Other
Address and                 Held with        Office and      Occupation(s)      Portfolios in    Directorships
Age                         Trust            Length of       During Past        Fund Complex     Held by
                                             Time Served     5 Years            Overseen by      Trustee
                                                                                Trustee
===============================================================================================================

HOWARD R. BUCKLEY
20 Appletree Drive         Non-Interested    14 Years        President, Chief   1                None
South Portland, ME 04106   Trustee           Served. Term    Executive Officer
Age 75                                       is for Life     and Director,
                                                             (Retired) Mercy
                                                             Health System of
                                                             Maine
===============================================================================================================

SISTER ANNE MARY DONOVAN
447 Chestnut Hill Avenue   Non-Interested    14 Years        Treasurer,         1                None
Brookline, MA 02445        Trustee           Served. Term    Emmanuel College
Age 71                                       is for Life
===============================================================================================================

SISTER MARY GEORGE O'TOOLE
278 Whites Bridge Rd       Non-Interested    1 Year          Vice President     1                None
Standish, ME 04084         Trustee           Served. Term    (Retired)for
Age                                          is for Life     Sponsorship and
                                                             Mission Integration
                                                             St Joseph's College Maine
===============================================================================================================

DAVID W.C. PUTNAM
90 Lake Avenue             Interested        16 Years        President,         1                None
Newton Center, MA 02459    Trustee,          Served. Term    F.L. Putnam
Age 73                     President &       is for Life     Securities Company
                           Secretary
===============================================================================================================

PATRICIA TOWER
26 Stonecleave Rd          Non-Interested    1 Year          Director of        1                None
North Andover, MA 01845    Trustee,          Served. Term    Finance, Sisters of
Age                                          is for Life     Notre Dame de Namur;
                                                             Assistant Treasurer,
                                                             Emmanuel College
===============================================================================================================

GEORGE A. VIOLIN, M.D., F.A.C.S.
16 Main Street             Interested        14 Years        Physician;         1                None
Dover MA 02030             Trustee*          Served. Term    Principal,
Age 69                                       is for Life     Ambulatory Surgical
                                                             Centers of America,
                                                             L.L.L.C
===============================================================================================================

CHRISTOPHER Y. WILLIAMS
5072 Annunciation Circle   Asst. Secretary   16 Years        President,                          None
Ave Maria, FL 34142        & Asst.           Served.         Cardinal Investment
Age 48                     Treasurer                         Services, Inc.
===============================================================================================================

REV. MR. JOEL M. ZIFF
344 Cambridge Road         Chairman &        14 Years        Partner,           1                None
Plymouth Meeting, PA 19462 Non-Interested    Served. Term    (Retired)
Age 80                     Trustee,          is for Life     Arthur Andrson
                           Chairman of Audit                 & Co.
                           Committee
===============================================================================================================

JAMES B. CRAVER
40 MILLER HILL RD.         Chief Compliance  18 Months        Attorney,         1                None
Dover, MA 02030            Officer           Served.         James B. Craver
                                                             & Associates
===============================================================================================================
* Dr. Violin's son is currently employed by the Adviser

                          PRINCIPLED EQUITY MARKET FUND



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Trustees of Principled Equity Market Fund:


We have audited the accompanying statement of assets and liabilities of Principled Equity Market Fund (a Massachusetts business trust), including the schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Principled Equity Market Fund as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                      Livingston & Haynes, P.C.


Wellesley, Massachusetts
February 22, 2013

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

                          PRINCIPLED EQUITY MARKET FUND


                               INVESTMENT ADVISER
                    F.L. Putnam Investment Management Company
                20 William Street, Wellesley, Massachusetts 02481
                                 (800) 344-3435

                                   SUB-ADVISOR
                         PanAgora Asset Management, Inc.
           470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210

                        ADMINISTRATOR AND FUND ACCOUNTANT
                   Cardinal Investment Services, Incorporated
                       5072 Annunciation Circle, Suite 317
                            Ave Maria, Florida 34142
                                 (239) 304-1679

                                    CUSTODIAN
                        State Street Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Livingston & Haynes, P.C.
           40 Grove Street, Suite 380, Wellesley, Massachusetts 02482

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219


                                 TRANSFER AGENT
                                DST Systems, Inc.
                210 West 10th Street, Kansas City, Missouri 64105







This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.

ITEM 2. CODE OF ETHICS

As of the period ended December 31, 2012, Principled Equity Market Fund (also referred to herein as the "Registrant," or the "Trust") has adopted a code of ethics ("Code") that applies to the Registrant's principal executive officer and principal financial officer, principal accounting officer or controller, or person performing similar functions, a copy of which is included as an exhibit to this Form N-CSR. Any person may request without charge a copy of the Registrant's code of ethics by contacting the Trust collect at (239) 304-1679.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joel M. Ziff, who is an "independent" trustee for the purposes of this Item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)  Audit Fees

     For the fiscal years ended December 31, 2012 and December 31, 2011, the aggregate fees for professional services rendered by Livingston & Haynes, P.C. ("L&H"), the Trust's independent public accountant, for the audit of the Trust's annual financial statements and services normally provided by such firm in connection with statutory and regulatory filings and engagements, totaled $24,750 and $24,225.

(b)  Audit-Related Fees

     For the fiscal years ended December 31, 2012 and December 31, 2011, the aggregate fees for professional services rendered by L&H for assurance and related services by such firm that were reasonably related to the performance of the audit of the Trust's annual financial statements, other than those referenced in paragraph (a) above, totaled $0 and $0, respectively.


(c)  Tax Fees

     For the fiscal years ended  December  31, 2012 and  December 31, 2011,  the
     aggregate  fees  for  professional   services   rendered  by  L&H  for  tax
     compliance, tax advice and tax planning totaled $6,200 and $6,050, repectively.

(d)  All Other Fees

     For the fiscal years ended December 31, 2012 and December 31, 2011, the aggregate fees for professional services rendered by L&H for products and services other than those reported in subparagraphs (a) through (c) of this
     Item 4, totaled $0 and $0, respectively.

(e)  Audit Committee Procedures

     Pursuant to Rule 2-01(a)(c)(7) of Regulation S-X, the audit committee has established pre-approval policies and procedures with respect to the audit, audit-related, tax, and other non-audit servies.

     The Audit Committee pre-approves the Trust's accountant engagement for audit and non-audit services to the Trust and certain non-audit services to the Service Affiliates on a case-by case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the accountant's independence.

     There were no services provided to the Trust or Service Affiliates during the last two years for which the pre-approval requirement was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable

(g) During the Trust's fiscal years ended December 31, 2012 and December 31, 2011, the aggregate non-audit fees billed by L&H for services rendered to F.L. Putnam Investment Management Company ("FLP"), the Trust's investment adviser, and to any entity controlling, controlled by, or under common control with FLP that provides ongoing services to the Trust, totaled $27,005 and $27,900, resprectively.

     During the Trust's fiscal years ended December 31, 2012 and December 31, 2011, the aggregate non-audit fees billed by L&H for services rendered to the Trust, totaled $6,200 and $6,050, respectively

(h) Registrant's Board of Trustees was made aware of the fact that the Registrant's pricipal accountant provides tax preparation services to the Registrant's Investment Adviser. The Audit Committee of the Board of Trustees of the Trust has reviewed the statement of independence provided by Livingston & Haynes, considered whether the provision of non-audit services by the firm to the Trust's Investment Adviser and any entity controlling, controlled by, or under common control with the Adviser is compatible with such firm's independence with respect to the Trust, and concluded that the non-audit services provided by Livingston & Haynes do not compromise that firm's independence with regard to the Trust.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Registrant's board of trustees has determined that the Registrant has a standing audit committee. The names of the audit committee are Joel M. Ziff, Howard R. Buckley, Sr. Anne Mary Donovan, Sr. Mary George O'Toole, Patricia Tower and George A. Violin.


ITEM 6. SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under
Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES



                         Principled Equity Market Fund
                       Proxy Voting Policy and Procedures

This policy is designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests. In determining our vote, we will not subordinate the economic interest of the Fund to any other entity or interested party. The following guidelines will be used for each of the following four categories of issues:

Routine Proposals

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

>>      Approval of auditors
>>      Election of directors
>>      Indemnification provisions for directors
>>      Liability limitations of directors
>>      Name changes

Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder's investment. We will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the fund. Non-routine matters include:

>>      Mergers and acquisitions
>>      Restructuring
>>      Re-incorporation
>>      Changes in capitalization
>>      Increase in number of directors
>>      Increase in preferred stock
>>      Increase in common stock
>>      Stock option plans

Corporate Governance Proposals

We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

>>      Poison pills
>>      Golden parachutes
>>      Greenmail
>>      Supermajority voting
>>      Dual class voting
>>      Classified boards

Shareholder Proposals

Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund. Shareholder matters include:

>>      Annual election of directors
>>      Anti-poison pill
>>      Anti-greenmail
>>      Confidential voting
>>      Cumulative voting

The full Board has delegated to a sub committee consisting of two (2) board members and one (1) officer of the Trust the implementation of this policy with respect to specific votes by the Trust.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) William G. Zink, Director of Macro-Strategies at PanAgora Asset Management, Inc. ("PanAgora"), has 36 years of investment management experience and has been with PanAgora since 1988.

(a)(2)
        (i) William G. Zink
        (ii)
                RIC: 2 accounts; total AUM $46,414,164
                Pooled: 6 accounts; total AUM $1,408,858,961
                Other: 21 accounts; total AUM $2,505,275,241
        (iii) 2 accounts with a performance fee; total AUM $568,648,930
        (iv)  N/A

(a)(3)
All of PanAgora's investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses. All employees are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals regarding the investment performance of the accounts they manage and not the revenue associated with these accounts.

(a)(4) None
(a)(4)(b) N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


                   REGISTRANT PURCHASES OF EQUITY SECURITIES

PERIOD        TOTAL           AVERAGE        TOTAL           MAXIMUM NUMBER
              NUMBER OF       PRICE PAID     NUMBER OF       OF SHARES THAT
2012          SHARES          PER SHARE      SHARES          MAY YET BE
              PURCHASED                      PURCHASED       PURCHASED UNDER
                                             AS PART OF      THE PLANS OR
                                             PUBLICALLY      PROGRAMS
                                             ANNOUNCED
                                             PLANS OR
                                             PROGRAMS


JUL 1-31            --            --              --              0
AUG 1-31            --            --              --         90,921
SEP 1-30            --            --              --         90,921
OCT 1-31           632            16.20          632         90,289
NOV 1-30           226            17.05          226         90,063
DEC 1-31            --            --              --         90,063

TOTAL              858            16.42          858         90,063

FOOTNOTES TO TABLE
(a)  The Plan was announced and approved by the Board on August 28, 2012.
(b) Share amount approved is equal to 5% of shares outstanding as of June 30, 2012; 90,921 hares
(c)  The expiration date of the plan is June 30, 2013
(d)  Not aplicable
(e)  Not applicable



ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

None

ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS

(a)  Code of Ethics

(b)  Certifications